Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-term advances	$ 1,100,000	$ 1,300,000
Overnight Borrowings	9,000,000	0
Total FHLBB Advances	10,100,000	1,300,000
FHLBB term advance One
Long-term advances	0	200,000
FHLBB term advance Two
Long-term advances	300,000	300,000
FHLBB term advance Three
Long-term advances	$ 800,000	$ 800,000